Income Taxes - Summary of Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 5,250	$ 5,230
Expense	280	20
Ending balance	$ 5,530	$ 5,250